Other Income and Expenses - Summary of other income and expenses (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Other income:
Gain on sale of long-lived assets	$ 399		$ 323	$ 324
Cancellation of contingencies	162		268	329
Tax Recovery from previous year			597	603
Other	8		354	25
Other income	569	$ 29	1,542	1,281
Other expenses:
Provisions for contingencies	818		943	819
Loss on the retirement of long-lived assets	103		174	321
Loss on sale of long-lived assets	221		368	358
Impairment	432
Non-income taxes from Colombia				48
Severance payments	224		180	13
Donations	332		83	54
Foreign exchange losses related to operating activities			2,646	2,799
Foreign Exchange gains related to operating activities	(25)
Venezuela impact (Note 3.3)			28,176
Other	345		329	681
Other expenses	$ 2,450	$ 125	$ 32,899	$ 5,093